Business Segment Information - Reconciliation of Segment Adjusted EBITDA to Net Loss Before Benefit for Income Taxes (Detail) - USD ($) $ in Thousands	1 Months Ended		3 Months Ended									9 Months Ended		12 Months Ended
	Oct. 31, 2014	Feb. 28, 2014	Jul. 29, 2017	Oct. 29, 2016	Jul. 30, 2016	Apr. 30, 2016	Jan. 30, 2016	Oct. 31, 2015	Aug. 01, 2015	May 02, 2015	Jan. 31, 2015	Jul. 29, 2017	Jul. 30, 2016	Oct. 29, 2016	Oct. 31, 2015	Oct. 31, 2014
Segment Reporting Information [Line Items]
Depreciation and amortization			$ (11,538)		$ (6,856)							$ (26,811)	$ (17,115)	$ (24,593)	$ (19,084)	$ (18,901)
Interest expense			(4,560)	$ (8,331)	(7,364)	$ (6,776)	$ (6,687)	$ (6,416)	$ (6,722)	$ (7,114)	$ (7,020)	(15,453)	(20,828)	(29,158)	(27,272)	(26,195)
Transaction expenses			(503)		(196)							(2,742)	(1,581)	(1,629)		(1,166)
Sponsor expenses			(80)		(25)							(418)	(150)	(219)	(1,069)	(2,093)
Restructuring costs	$ (918)	$ (2,458)	(2,279)	(714)	(57)	215	(2,807)	(601)	(909)	(2,359)		(3,479)	(2,807)	(3,521)	(3,869)	(3,376)
Stock-based compensation expense			(314)		(1,052)							(26,131)	(12,298)	(19,692)	(3,237)	(859)
Non-cash purchase accounting			(1,913)		(697)							(3,123)	(697)	(770)
Loss on early extinguishment of debt												(11,920)
Income (loss) before provision (benefit) for income taxes			24,282	$ 17,877	17,216	$ 13,351	$ (5,201)	$ 19,276	$ 12,560	$ 2,879	$ 97	14,063	25,365	43,243	34,812	4,783
Fire and Emergency Segment [Member]
Segment Reporting Information [Line Items]
Adjusted EBITDA			29,076		19,075							70,188	55,859	85,170	63,306	37,544
Depreciation and amortization			(4,549)		(2,760)							(10,178)	(6,639)	(9,707)	(7,315)	(7,586)
Commercial [Member]
Segment Reporting Information [Line Items]
Adjusted EBITDA			12,872		17,090							35,708	37,268	53,414	39,095	34,273
Depreciation and amortization			(2,363)		(1,970)							(6,041)	(6,051)	(8,095)	(8,703)	(8,427)
Recreation [Member]
Segment Reporting Information [Line Items]
Adjusted EBITDA			11,650		5,843							21,714	6,854	11,005	1,507	2,001
Depreciation and amortization			(3,468)		(1,617)							(8,223)	(3,295)	(4,999)	(2,634)	(2,423)
Corporate and Other [Member]
Segment Reporting Information [Line Items]
Adjusted EBITDA			(8,129)		(8,545)							(23,470)	(19,140)	(26,764)	(13,782)	(12,305)
Depreciation and amortization			$ (1,158)		$ (509)							$ (2,369)	$ (1,130)	$ (1,792)	$ (432)	$ (465)